Equity Incentive Plans	12 Months Ended
Dec. 31, 2011
Equity Incentive Plans [Abstract]
Equity Incentive Plans

(13) Equity incentive plans

The Company's 2006 Executive Incentive Plan, as amended, (the "2006 Plan") provides for the grant of stock-based and other incentive awards. A maximum of 12,191,145 shares of common stock may be delivered in satisfaction of awards under the 2006 Plan, of which a maximum of 5,012,966 shares may be awarded as nonvested (restricted) shares and a maximum of 7,178,179 may be delivered in satisfaction of stock options.

The Dunkin' Brands Group, Inc. 2011 Omnibus Long-Term Incentive Plan (the "2011 Plan") was adopted in July 2011, and is the only plan under which the Company currently grants awards. A maximum of 7,000,000 shares of common stock may be delivered in satisfaction of awards under the 2011 Plan.

Total share-based compensation expense, which is included in general and administrative expenses, net, consisted of the following (in thousands):

	Fiscal year ended
	December 31, 2011	December 25, 2010	December 26, 2009

Restricted shares	$2,739	639	1,684
2006 Plan stock options—executive	1,626	703	—
2006 Plan stock options—nonexecutive	202	119	61
2011 Plan stock options	32	—	—
Other	33	—	—

Total share-based compensation	$4,632	1,461	1,745

Total related tax benefit	$1,852	619	676

Nonvested (restricted) shares

The Company historically issued restricted shares of common stock to certain executive officers of the Company. The restricted shares generally vest in three separate tranches with different vesting conditions. In addition to the vesting conditions described below, all three tranches of the restricted shares provide for partial or full accelerated vesting upon change in control. Restricted shares that do not vest are forfeited to the Company.

Tranche 1 shares generally vest in four or five equal annual installments based on a service condition. The weighted average requisite service period for the Tranche 1 shares is approximately 4.4 years, and compensation cost is recognized ratably over this requisite service period.

The Tranche 2 shares generally vest in five annual installments beginning on the last day of the fiscal year of grant based on a service condition and performance conditions linked to annual EBITDA targets, which were not achieved for fiscal years 2009, 2010, and 2011 and are not expected to be achieved in future years. As the Tranche 2 shares vest in installments and contain a performance condition, these shares are treated as five separate awards with five separate vesting dates and requisite service periods. The requisite service periods for these Tranche 2 shares are generally one year. Total compensation cost for the Tranche 2 shares is determined based on the most likely outcome of the performance conditions and the number of awards expected to vest based on those outcomes.

Tranche 3 shares generally vest in four annual installments based on a service condition, a performance condition, and market conditions. The Tranche 3 shares did not become eligible to vest until achievement of the performance condition, which is defined as an initial public offering or change in control. These events were not considered probable of occurring until such events actually occurred. The market condition relates to the achievement of a minimum investor rate of return on the Sponsor's shares ranging from 20% to 24% as of specified measurement dates, which occur on the six month anniversary of an initial public offering and every three months thereafter, or on the date of a change in control. As the Tranche 3 shares require the satisfaction of multiple vesting conditions, the requisite service period is the longest of the explicit, implicit, and derived service periods of the service, performance, and market conditions. As the performance condition could not be deemed probable of occurring until an initial public offering or change of control event was completed, no compensation cost was recognized related to the Tranche 3 shares prior to fiscal year 2011. Upon completion of the initial public offering in fiscal year 2011, $2.6 million of expense was recorded related to approximately 0.8 million Tranche 3 restricted shares that were outstanding at the date of the initial public offering. The entire value of the outstanding Tranche 3 shares was recorded upon completion of the initial public offering as the requisite service period, which was equivalent to the implicit service period of the performance condition, had been delivered.

A summary of the changes in the Company's restricted shares during fiscal year 2011 is presented below:

	Number of shares	Weighted average grant-date fair value

Restricted shares at December 25, 2010	1,085,827	$4.28
Granted	65,000	19.00
Vested	(104,779)	4.62
Forfeited	(402,906)	6.67

Restricted shares at December 31, 2011	643,142	4.21

The fair value of each restricted share was estimated on the date of grant based on recent transactions and third-party valuations of the Company's common stock. As of December 31, 2011, there was $26 thousand of total unrecognized compensation cost related to the Tranche 1 restricted shares. Unrecognized compensation cost related to the Tranche 1 shares is expected to be recognized over a weighted average period of approximately 1.4 years. The total potential unrecognized compensation cost related to the Tranche 2 shares is $59 thousand. As the performance condition for Tranche 2 shares is not deemed probable of occurring, it is unlikely the compensation cost will be recognized. There is no unrecognized compensation cost related to the Tranche 3 shares. The total grant-date fair value of shares vested during fiscal years 2011, 2010, and 2009, was $484 thousand, $1.3 million, and $1.9 million, respectively.

2006 Plan stock options—executive

During fiscal years 2011 and 2010, the Company granted options to executives to purchase 828,040 and 4,750,437 shares of common stock, respectively, under the 2006 Plan. The executive options vest in two separate tranches, 30% allocated as Tranche 4 and 70% allocated as Tranche 5, each with different vesting conditions. In addition to the vesting conditions described below, both tranches provide for partial accelerated vesting upon change in control. The maximum contractual term of the executive options is ten years.

The Tranche 4 executive options generally vest in equal annual amounts over a five-year period subsequent to the grant date, and as such are subject to a service condition. Certain options provide for accelerated vesting at the date of grant, with 20% of the Tranche 4 options vesting on each subsequent anniversary of the grant date over a three or four-year period. The requisite service periods over which compensation cost is being recognized ranges from three to five years.

The Tranche 5 executive options become eligible to vest based on continued service periods of three to five years that are aligned with the Tranche 4 executive options ("Eligibility Percentage"). Vesting does not actually occur until the achievement of a performance condition, which is the sale of shares by the Sponsors. Additionally, the options are subject to a market condition related to the achievement of specified investor returns to the Sponsors upon a sale of shares. Upon a sale of shares by the Sponsors and assuming the requisite service has been provided, Tranche 5 options vest in proportion to the percentage of the Sponsors' shares sold by them ("Performance Percentage"), but only if the aggregate return on those shares sold is two times the Sponsors' original purchase price. Actual vesting is determined by multiplying the Eligibility Percentage by the Performance Percentage. Additionally, 100% of the Tranche 5 options vest, assuming the requisite service has been provided, if the aggregate amount of cash received by the Sponsors through sales, distributions, or dividends is two times the original purchase price of all shares purchased by the Sponsors. As the Tranche 5 options require the satisfaction of multiple vesting conditions, the requisite service period is the longest of the explicit, implicit, and derived service periods of the service, performance, and market conditions. Based on the sale of shares by the Sponsors in connection with public offerings completed in 2011, the cumulative Performance Percentage as of December 31, 2011 was 28.5% resulting in compensation expense of $1.1 million being recorded in fiscal year 2011. No Tranche 5 shares vested prior to fiscal year 2011, and therefore no compensation expense related to Tranche 5 shares was recorded in fiscal years 2010 or 2009.

The fair value of the Tranche 4 options was estimated on the date of grant using the Black-Scholes option pricing model. The fair value of the Tranche 5 options was estimated on the date of grant using a combination of lattice models and Monte Carlo simulations. These models are impacted by the Company's stock price and certain assumptions related to the Company's stock and employees' exercise behavior. Additionally, the value of the Tranche 5 options is impacted by the probability of achievement of the market condition. The following weighted average assumptions were utilized in determining the fair value of executive options granted during fiscal years 2011 and 2010:

	Fiscal year ended
	December 31, 2011	December 25, 2010

Weighted average grant-date fair value of share options granted	$6.27	$1.51
Significant assumptions:
Tranche 4 options:
Risk-free interest rate	2.1%–2.7%	2.0%–2.8%
Expected volatility	47.0%–72.0%	58.0%
Dividend yield	—	—
Expected term (years)	6.5	5.6–6.5
Tranche 5 options:
Risk-free interest rate	2.3%–3.2%	2.3%–3.4%
Expected volatility	47.0%–72.0%	43.1%–66.4%
Dividend yield	—	—

The expected term of the Tranche 4 options was estimated utilizing the simplified method. We utilized the simplified method because the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. The simplified method was used for all stock options that require only a service vesting condition, including all Tranche 4 options, for all periods presented. The risk-free interest rate assumption was based on yields of U.S. Treasury securities in effect at the date of grant with terms similar to the expected term. Expected volatility was estimated based on historical volatility of peer companies over a period equivalent to the expected term. Additionally, the Company did not anticipate paying dividends on the underlying common stock at the date of grant.

As share-based compensation expense recognized is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures of generally 10% per year. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures were estimated based on historical and forecasted turnover, and actual forfeitures have not had a material impact on share-based compensation expense.

A summary of the status of the Company's executive stock options as of December 31, 2011 and changes during fiscal year 2011 are presented below:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (in millions)

Share options outstanding at December 25, 2010	4,474,606	$3.09	9.2
Granted	828,040	10.01
Exercised	(22,986)	3.64
Forfeited or expired	(440,930)	8.92

Share options outstanding at December 31, 2011	4,838,730	3.74	8.3	$102.8

Share options exercisable at December 31, 2011	710,942	3.04	8.2	15.6

Executive stock options granted during fiscal year 2011 consisted of the following:

Grant Date	Number of awards granted	Option exercise price	Fair value of underlying common stock

3/9/2011	637,040	$7.31	$7.31
7/26/2011	191,000	$19.00	$19.00

Prior to the initial public offering, the fair value of the common stock underlying the options granted was determined based on a contemporaneous valuation performed by an independent third-party valuation specialist in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

As of December 31, 2011, there was $1.6 million of total unrecognized compensation cost related to Tranche 4 options, which is expected to be recognized over a weighted average period of approximately 3.2 years. As of December 31, 2011, there was $590 thousand of total unrecognized compensation cost related to the 28.5% of Tranche 5 options for which the performance condition had been achieved but the requisite service had not yet been provided, which is expected to be recognized over a weighted average period of approximately 3.5 years. The total unrecognized compensation cost related to the remaining 71.5% of Tranche 5 options is $4.7 million, and will not be recognized until the related performance condition is deemed probable of occurring.

2006 Plan stock options—nonexecutive and 2011 Plan stock options

During fiscal years 2011, 2010, and 2009, the Company granted options to nonexecutives to purchase 50,491 shares, 222,198 shares, and 14,908 shares, respectively, of common stock under the 2006 Plan. Additionally, during fiscal year 2011, the Company granted options to certain employees to purchase 292,700 shares of common stock under the 2011 Plan. The nonexecutive options and 2011 Plan options vest in equal annual amounts over either a four- or five-year period subsequent to the grant date, and as such are subject to a service condition, and also fully vest upon a change of control. The requisite service period over which compensation cost is being recognized is either four or five years. The maximum contractual term of the nonexecutive and 2011 Plan options is ten years.

The fair value of nonexecutive and 2011 Plan options was estimated on the date of grant using the Black-Scholes option pricing model. This model is impacted by the Company's stock price and certain assumptions related to the Company's stock and employees' exercise behavior. The following weighted average assumptions were utilized in determining the fair value of nonexecutive and 2011 Plan options granted during fiscal years 2011, 2010, and 2009:

	Fiscal year ended
	December 31, 2011	December 25, 2010	December 26, 2009

Weighted average grant-date fair value of share options granted	$10.27	2.88	0.79
Weighted average assumptions:
Risk-free interest rate	1.2%-2.7%	2.1%	2.3%
Expected volatility	43.0%-72.0%	58.0%	37.0%
Dividend yield	—	—	—
Expected term (years)	6.25-6.5	6.5	6.5

The expected term was estimated utilizing the simplified method. We utilized the simplified method because the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. The risk-free interest rate assumption was based on yields of U.S. Treasury securities in effect at the date of grant with terms similar to the expected term. Expected volatility was estimated based on historical volatility of peer companies over a period equivalent to the expected term. Additionally, the Company did not anticipate paying dividends on the underlying common stock at the date of grant.

As share-based compensation expense recognized is based on awards ultimately expected to vest, it has been reduced for annualized estimated forfeitures of 10-13%. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures were estimated based on historical and forecasted turnover, and actual forfeitures have not had a material impact on share-based compensation expense.

A summary of the status of the Company's nonexecutive and 2011 Plan options as of December 31, 2011 and changes during fiscal year 2011 is presented below:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (in millions)

Share options outstanding at December 25, 2010	360,107	$4.89	8.5
Granted	343,191	23.34
Exercised	(38,674)	4.73
Forfeited or expired	(16,867)	5.66

Share options outstanding at December 31, 2011	647,757	14.65	8.9	$6.7

Share options exercisable at December 31, 2011	105,885	4.86	6.7	2.1

Nonexecutive and 2011 Plan options granted during fiscal year 2011 consisted of the following:

Grant Date	Number of awards granted	Option exercise price	Fair value of underlying common stock

3/9/2011	21,891	$7.31	$7.31
7/26/2011	28,600	$19.00	$19.00
12/12/2011	160,000	$25.18	$25.18
12/21/2011	132,700	$24.69	$24.69

Prior to the initial public offering, the fair value of the common stock underlying the options granted was determined based on a contemporaneous valuation performed by an independent third-party valuation specialist in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. Subsequent to July 27, 2011, the fair value of the common stock underlying the options granted was determined based on the closing price of the Company's common stock on the NASDAQ Global Select Market on the date of grant.

As of December 31, 2011, there was $3.4 million of total unrecognized compensation cost related to nonexecutive and 2011 Plan options. Unrecognized compensation cost is expected to be recognized over a weighted average period of approximately 3.9 years.